AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.9%
Information Technology – 31.2%
Communications Equipment – 2.5%
Calix, Inc.(a)	45,157	$2,419,964
Lumentum Holdings, Inc.(a)	28,401	1,533,938

		3,953,902

Electronic Equipment, Instruments & Components – 6.3%
Flex Ltd.(a)	205,046	4,718,109
Keyence Corp.	5,000	2,450,542
Keysight Technologies, Inc.(a)	16,980	2,741,930

		9,910,581

IT Services – 2.3%
Accenture PLC - Class A	12,471	3,564,336

Semiconductors & Semiconductor Equipment – 11.9%
Advanced Micro Devices, Inc.(a)	19,577	1,918,742
ASML Holding NV	4,482	3,054,250
Infineon Technologies AG	92,078	3,781,199
MediaTek, Inc.	73,000	1,892,606
NXP Semiconductors NV	12,743	2,376,251
ON Semiconductor Corp.(a)	32,531	2,677,952
Taiwan Semiconductor Manufacturing Co., Ltd.	179,000	3,136,904

		18,837,904

Software – 8.2%
Adobe, Inc.(a)	8,259	3,182,771
Dassault Systemes SE	17,276	712,653
Intuit, Inc.	6,429	2,866,241
Microsoft Corp.	14,511	4,183,521
Palo Alto Networks, Inc.(a)	9,893	1,976,028

		12,921,214

		49,187,937

Health Care – 18.4%
Biotechnology – 1.0%
Abcam PLC (Sponsored ADR)(a)	119,978	1,614,904

Health Care Equipment & Supplies – 5.3%
Alcon, Inc.	30,718	2,180,593
Becton Dickinson and Co.	13,155	3,256,389
STERIS PLC	15,714	3,005,774

		8,442,756

Health Care Providers & Services – 1.5%
Apollo Hospitals Enterprise Ltd.	43,835	2,302,800

Life Sciences Tools & Services – 9.1%
Bio-Rad Laboratories, Inc. - Class A(a)	5,189	2,485,635
Bruker Corp.	27,536	2,170,938
Danaher Corp.	14,834	3,738,761
ICON PLC(a)	13,680	2,921,911

Company	Shares	U.S. $ Value

West Pharmaceutical Services, Inc.	8,606	$2,981,721

		14,298,966

Pharmaceuticals – 1.5%
Johnson & Johnson	14,850	2,301,750

		28,961,176

Financials – 16.5%
Banks – 0.3%
Erste Group Bank AG	15,620	517,480

Capital Markets – 10.0%
Deutsche Boerse AG	20,897	4,068,856
London Stock Exchange Group PLC	42,402	4,118,492
MSCI, Inc.	7,740	4,332,001
Partners Group Holding AG	3,393	3,195,264

		15,714,613

Financial Services – 2.7%
Visa, Inc. - Class A	18,970	4,276,976

Insurance – 3.5%
Aflac, Inc.	45,716	2,949,596
AIA Group Ltd.	242,600	2,544,233

		5,493,829

		26,002,898

Industrials – 15.5%
Aerospace & Defense – 1.6%
Hexcel Corp.	38,373	2,618,957

Commercial Services & Supplies – 6.2%
Tetra Tech, Inc.	21,268	3,124,482
TOMRA Systems ASA	131,326	2,217,099
Waste Management, Inc.	26,959	4,398,900

		9,740,481

Machinery – 6.0%
Deere & Co.	11,158	4,606,915
SMC Corp.	5,700	3,021,663
Xylem, Inc./NY	17,034	1,783,460

		9,412,038

Professional Services – 1.7%
Experian PLC	81,144	2,671,885

		24,443,361

Consumer Staples – 7.1%
Household Products – 1.8%
Procter & Gamble Co. (The)	18,779	2,792,250

Personal Care Products – 5.3%
Dabur India Ltd.	384,254	2,561,277
Haleon PLC	692,789	2,752,057

Company	Shares	U.S. $ Value

Unilever PLC (London)	60,355	$3,127,535

		8,440,869

		11,233,119

Consumer Discretionary – 3.9%
Automobile Components – 1.7%
Aptiv PLC(a)	23,277	2,611,447

Automobiles – 1.1%
BYD Co., Ltd. - Class H	61,000	1,794,385

Household Durables – 1.1%
TopBuild Corp.(a)	7,904	1,645,138

		6,050,970

Materials – 2.8%
Chemicals – 2.8%
Chr Hansen Holding A/S	31,866	2,424,059
Koninklijke DSM NV	17,018	2,013,983

		4,438,042

Utilities – 2.5%
Electric Utilities – 1.3%
Orsted AS(b)	24,431	2,083,181

Water Utilities – 1.2%
American Water Works Co., Inc.	12,862	1,884,155

		3,967,336

Total Common Stocks (cost $124,878,914)		154,284,839

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(c) (d) (e) (cost $2,400,254)	2,400,254	2,400,254

Total Investments – 99.4% (cost $127,279,168)(f)		156,685,093
Other assets less liabilities – 0.6%		897,905

Net Assets – 100.0%		$157,582,998

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	6,818	USD	7,258	05/11/2023	$(151,275)
Bank of America, NA	USD	964	EUR	881	05/11/2023	(6,800)
Bank of America, NA	GBP	6,243	USD	7,652	05/24/2023	(57,184)
Bank of America, NA	TWD	47,922	USD	1,583	06/15/2023	2,599
Bank of America, NA	USD	1,341	INR	111,202	06/22/2023	7,638
Barclays Bank PLC	USD	483	INR	40,181	06/22/2023	4,303

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	HKD	9,960	USD	1,280	07/12/2023	$5,983
BNP Paribas SA	CNH	1,652	USD	241	04/20/2023	712
BNP Paribas SA	NOK	12,357	USD	1,244	04/21/2023	62,548
BNP Paribas SA	USD	1,143	SEK	11,865	04/21/2023	1,663
Citibank, NA	BRL	3,851	USD	744	04/04/2023	(15,931)
Citibank, NA	USD	758	BRL	3,851	04/04/2023	1,787
Citibank, NA	USD	1,966	KRW	2,418,517	04/26/2023	(112,379)
Citibank, NA	USD	3,971	JPY	515,795	04/28/2023	(73,232)
Citibank, NA	USD	741	BRL	3,851	05/03/2023	15,487
Citibank, NA	INR	420,656	USD	5,092	06/22/2023	(8,327)
Deutsche Bank AG	USD	1,024	INR	85,106	06/22/2023	8,375
Goldman Sachs Bank USA	USD	3,864	CNH	26,321	04/20/2023	(29,994)
JPMorgan Chase Bank, NA	NOK	6,876	USD	665	04/21/2023	7,345
Morgan Stanley Capital Services, Inc.	BRL	3,851	USD	758	04/04/2023	(1,787)
Morgan Stanley Capital Services, Inc.	USD	746	BRL	3,851	04/04/2023	14,160
Morgan Stanley Capital Services, Inc.	USD	2,913	AUD	4,165	04/13/2023	(128,476)
Morgan Stanley Capital Services, Inc.	USD	507	ZAR	9,091	04/20/2023	3,037
Morgan Stanley Capital Services, Inc.	CHF	1,216	USD	1,308	05/24/2023	(27,813)
Morgan Stanley Capital Services, Inc.	USD	4,370	CAD	5,962	06/09/2023	45,954
Standard Chartered Bank	TWD	22,549	USD	746	06/15/2023	2,259
State Street Bank & Trust Co.	USD	223	NOK	2,400	04/21/2023	6,124
State Street Bank & Trust Co.	JPY	60,774	USD	465	04/28/2023	5,825
State Street Bank & Trust Co.	JPY	42,477	USD	314	04/28/2023	(6,925)
State Street Bank & Trust Co.	USD	399	JPY	52,665	04/28/2023	(658)
State Street Bank & Trust Co.	EUR	311	USD	333	05/11/2023	(5,227)
State Street Bank & Trust Co.	USD	1,675	EUR	1,557	05/11/2023	16,736
State Street Bank & Trust Co.	USD	900	EUR	825	05/11/2023	(3,831)
State Street Bank & Trust Co.	GBP	414	USD	510	05/24/2023	(849)
State Street Bank & Trust Co.	USD	389	CHF	355	05/24/2023	1,312
UBS AG	JPY	80,395	USD	615	04/28/2023	7,142

						$(409,699)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the market value of this security amounted to $2,083,181 or 1.3% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,909,084 and gross unrealized depreciation of investments was $(5,912,858), resulting in net unrealized appreciation of $28,996,226.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

March 31, 2023 (unaudited)

63.5%	United States
5.7%	United Kingdom
5.0%	Germany
3.5%	Japan
3.4%	Switzerland
3.2%	Netherlands
3.2%	Taiwan
3.1%	India
2.9%	Denmark
1.6%	Hong Kong
1.4%	Norway
1.2%	China
0.5%	France
0.3%	Austria
1.5%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$34,159,783	$15,028,154	$—	$49,187,937
Health Care	24,477,783	4,483,393	—	28,961,176
Financials	11,558,573	14,444,325	—	26,002,898

Investments in Securities:	Level 1	Level 2		Level 3	Total
Industrials	$16,532,714	$7,910,647		$—	$24,443,361
Consumer Staples	2,792,250	8,440,869		—	11,233,119
Consumer Discretionary	4,256,585	1,794,385		—	6,050,970
Materials	—	4,438,042		—	4,438,042
Utilities	1,884,155	2,083,181		—	3,967,336
Short-Term Investments	2,400,254	—		—	2,400,254

Total Investments in Securities	98,062,097	58,622,996	(a)	—	156,685,093
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	220,989		—	220,989
Liabilities:
Forward Currency Exchange Contracts	—	(630,688)		—	(630,688)

Total	$98,062,097	$58,213,297		$—	$156,275,394

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,497	$11,014	$14,111	$2,400	$75